Contract balances and Other liabilities (Details 2) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Statement [Line Items]
Balance as of April 1, 2019	₨ 2,356,187
Less: Revenue recognized during the period	(15,178,603)
Add: Invoiced during the period but revenue not recognized	15,269,125
Add: Translation gain or (loss)	7,955
Balance as at March 31, 2020	₨ 2,454,664